MD&A - Risk management and control - Market Risk (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	$ 9	$ 11
Diversification effect	(7)	(8)
1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	5
Diversification effect	(1)	(1)
Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	2	1
Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	1
Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	8	10
Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	2	1
Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	4
Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	4	6
Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Minimum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	2	5
Minimum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	5
Minimum | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Minimum | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	1
Minimum | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Minimum | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Minimum | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Minimum | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Minimum | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	3
Minimum | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Minimum | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Minimum | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	4
Minimum | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	3	3
Minimum | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Maximum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	19	23
Maximum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	6	21
Maximum | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	3	2
Maximum | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	3
Maximum | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Maximum | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	0
Maximum | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Maximum | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Maximum | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	17	23
Maximum | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	2	11
Maximum | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	3	3
Maximum | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	5	16
Maximum | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	6	12
Maximum | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Average | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	10	12
Diversification effect	(6)	(6)
Average | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	3	12
Diversification effect	(1)	(3)
Average | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	2	2
Average | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	2
Average | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Average | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Average | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Average | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Average | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	9	11
Average | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	3
Average | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Average | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	2	10
Average | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	4	5
Average | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Equity | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Equity | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Equity | Minimum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Equity | Minimum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Equity | Maximum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	9	12
Equity | Maximum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	2	13
Equity | Average | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	3	4
Diversification effect	(1)	(1)
Equity | Average | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	5
Diversification effect	0	(2)
Equity | Average | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Equity | Average | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Equity | Average | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Equity | Average | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Equity | Average | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Equity | Average | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Equity | Average | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	3	4
Equity | Average | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	2
Equity | Average | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Equity | Average | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	4
Equity | Average | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Equity | Average | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Interest rate risk | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	13	20
Interest rate risk | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	2
Interest rate risk | Minimum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	8	10
Interest rate risk | Minimum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	2
Interest rate risk | Maximum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	21	24
Interest rate risk | Maximum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	3	12
Interest rate risk | Average | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	15	16
Diversification effect	(4)	(5)
Interest rate risk | Average | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	6
Diversification effect	0	1
Interest rate risk | Average | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	2	1
Interest rate risk | Average | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Interest rate risk | Average | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Interest rate risk | Average | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Interest rate risk | Average | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Interest rate risk | Average | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Interest rate risk | Average | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	14	15
Interest rate risk | Average | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	1
Interest rate risk | Average | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Interest rate risk | Average | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	4
Interest rate risk | Average | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	3	4
Interest rate risk | Average | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Credit spreads | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	8	10
Credit spreads | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	4
Credit spreads | Minimum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	6	6
Credit spreads | Minimum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	4
Credit spreads | Maximum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	14	16
Credit spreads | Maximum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	4	14
Credit spreads | Average | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	9	9
Diversification effect	(4)	(4)
Credit spreads | Average | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	9
Diversification effect	0	(2)
Credit spreads | Average | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	2	2
Credit spreads | Average | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	1
Credit spreads | Average | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Credit spreads | Average | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Credit spreads | Average | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Credit spreads | Average | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Credit spreads | Average | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	8	8
Credit spreads | Average | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	1
Credit spreads | Average | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	1
Credit spreads | Average | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	9
Credit spreads | Average | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	2	3
Credit spreads | Average | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	9	3
Foreign exchange | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	1
Foreign exchange | Minimum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Foreign exchange | Minimum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Maximum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	9	9
Foreign exchange | Maximum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	3	5
Foreign exchange | Average | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	5	4
Diversification effect	(1)	(1)
Foreign exchange | Average | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Diversification effect	0	0
Foreign exchange | Average | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	5	3
Foreign exchange | Average | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	1
Foreign exchange | Average | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	1
Foreign exchange | Average | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	1	4
Commodities | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Minimum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	2
Commodities | Minimum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Maximum | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	8	14
Commodities | Maximum | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	1
Commodities | Average | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	2	4
Diversification effect	0	0
Commodities | Average | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Diversification effect	0	0
Commodities | Average | Global Wealth Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Global Wealth Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Personal & Corporate Banking | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Personal & Corporate Banking | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Asset Management | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Asset Management | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Investment Bank | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	2	4
Commodities | Average | Investment Bank | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Non-core and Legacy | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Non-core and Legacy | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Group Items | 1-day, 95% confidence level, 5 years of historical data
Value At Risk [Line Items]
Management VaR	0	0
Commodities | Average | Group Items | 1-day, 98% confidence level, 2 years of historical data
Value At Risk [Line Items]
Management VaR	$ 0	$ 0